Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation
15.	Share-based compensation
On May 26, 2014, the Company adopted an Equity Incentive Plan (the “2014 Plan”), which permitted the grant of restricted shares, restricted share units, options and share appreciation rights to the employees, directors and consultants of the Company. Under the 2014 Plan, a total of 2,627,250 Class A ordinary shares were initially reserved for issuance. The 2014 Plan is valid and effective for a term of 10 years commencing from its adoption. On July 14, 2015, the Board of Director passed a resolution to increase the number of shares reserved for issuance under the 2014 Plan by 957,405 Class A ordinary shares to 3,584,655 Class A ordinary shares. On July 14, 2015, the Company repurchased and canceled vested 44,000 options. On June 13, 2017, the number of ordinary shares reserved for option issuance under the 2014 Plan increased to 5,519,737 Class A ordinary shares. Concurrently, the Company repurchased and canceled 63,545 options. After which, a total of 5,456,192 Class A ordinary shares are reserved for option issuance pursuant to the 2014 Plan.
On July 31, 2018, the Board of Directors of the Company approved its 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, share-based awards such as share options, restricted shares, restricted share units and share appreciation rights may be granted. The 2018 Plan is valid and effective for a term of ten years commencing from its adoption. The maximum aggregate number of ordinary shares which may be issued pursuant to all share-based awards under the 2018 Plan is (i) initially 5% of total authorized ordinary shares after completion of the Company’s IPO, and (ii) an increase not exceeding 1.5% of the total issued and outstanding ordinary shares as of December 31 of the respective preceding year. The aggregate size shall not exceed 5% of the total number of issued and outstanding shares at any given time.
On September 8, 2020, pursuant to the board resolution, Amended and Restated 2018 Share Incentive Plan (the “2018 Amended Plan”) was approved by the Board of Directors of the Company to replace the 2018 Plan and increase the initial aggregate number of Class A ordinary shares to 4,860,412, plus an increasing of (i) an amount equal to 2% of the total number of issued and outstanding Shares of the immediately preceding year, or (ii) such number of Shares as may be determined by the Board.
The

number of shares remaining reserved for issuance under the 2018 Amended Plan
4,542,562
as of December 31, 202
1
.
The options granted to the Group’s employees and directors under the 2014 Plan and the 2018 Amended Plan are vested upon satisfaction of service condition, which is generally satisfied over one or four years.

The granted option are annually vested on the last day of each anniversary.
Share-based compensation expense related to the option awards granted amounted to RMB 26,683, RMB 29,027 and RMB 22,045 for the years ended December 31, 2019, 2020 and 2021.
The following table sets forth the summary of employee option activity for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		USD	In years	USD’000	USD
Outstanding at January 1, 2019	4,980,394	0.3806	8.19	35,875	7.13
Granted	490,759	0.6000			7.27
Exercised	(1,894,994)	0.1484
Forfeited	(937,438)	0.5477

Outstanding at December 31, 2019	2,638,721	0.5288	8.39	11,429	8.76

Outstanding at January 1, 2020	2,638,721	0.5288	8.39	11,429	8.76
Granted	2,983,730	0.6633			2.38
Exercised	(536,107)	0.5246
Forfeited	(1,920,717)	0.4849

Outstanding at December 31, 2020	3,165,627	0.6829	8.74	3,070	4.95

Outstanding at January 1, 2021	3,165,627	0.6829	8.74	3,070	4.95
Granted	110,000	0.6000			1.85
Exercised	(481,407)	0.3016
Forfeited	(854,470)	0.5611

Outstanding at December 31, 2021	1,939,750	0.8265	7.74	190	5.35

Vested and expected to vest at December 31, 2021	1,591,307	0.8630	7.64	187	5.64
Exercisable at December 31, 2021	1,004,010	0.6207	7.32	130	6.88
The aggregate intrinsic value per share is calculated as the difference between the exercise price of the options and the fair value of the underlying shares of RMB34.37 (US$4.86), RMB 9.92 (US$ 1.52) and RMB 3.58 (US$ 0.56) at December 31, 2019, 2020 and 2021.
The total fair value of share options vested during the years ended December 31, 2019, 2020 and 2021 was RMB 48,978, RMB 35,652 and RMB 24,376, respectively.
As of December 31, 2021, there were RMB 20,854 of unrecognized share-based compensation expenses related to share options granted to the employees, which were expected to be recognized over a weighted-average vesting period of 1.46 years.
To the extent the actual forfeiture rate is different from the Group’s estimate, the actual share-based compensation related to these awards may be different from the expectation.
The binomial option pricing model is used to determine the fair value of the share options granted to employees and directors. The fair values of share options granted during the years ended December 31, 2019, 2020 and 2021.

	2019	2020	2021
Expected volatility (i)	45.82%~47.20%	46.8%~53.05%	55.30%
Risk-free interest rate (ii)	1.75%~2.82%	0.78%~0.99%	1.89%
Exercise multiple	2.8	2.2~2.8	2.2
Expected dividend yield (iii)	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	5%	5%	5%
Exercise price	US$0.60	US$0.01\US$0.60\US$3.24	US$0.60
Fair value of the common share on the date of option grant (US$) (iv)	US$2.90-US$11.94	US$1.26~US$4.11	US$1.85

Notes:
(i)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(ii)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.

(iii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iv)
Before the IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.